DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
Schedule of assets and liabilities classified under discontinued operations

	As at	As at
	Dec. 31, 2020	March 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$1,784	$898
Current trade and other receivables, net	702	4,978
Income taxes recoverable	16	12
Other current assets	69	1,140
	2,571	7,028
Non-current assets
Property and equipment	—	38
Intangible assets	—	545
ASSETS CLASSIFIED AS HELD FOR SALE	$2,571	$7,611

Liabilities
Current liabilities
Trade and other payables	$1,690	$4,823
Deferred revenue	83	83
Provisions	939	—
LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	$2,712	$4,906